Operating Leases - Summary of Minimum Annual Lease Payments for Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 26,439
2018	20,054
2019	15,843
2020	11,697
2021	9,696
Thereafter	28,799
Total	$ 112,528